Cash and cash equivalents (Details)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)
Cash and cash equivalents
Cash on hand	$ 384		$ 429
Bank balances	22,544,298		23,833,460
Other monetary funds	211		236
Total	$ 22,544,893	¥ 20,979,642	$ 23,834,125	¥ 21,206,372